Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock Based Compensation [Abstract]
Stock-Based Compensation
Note 6 – Stock-Based Compensation

The Company has established the “2008 Equity Incentive Plan,” which is a shareholder approved plan that permits the granting of stock options and restricted stock to employees, directors and consultants.  The 2008 Equity Incentive Plan originally provided for the issuance of up to 400,000 shares of common stock of which 50,000 shares are available for grant as Incentive Stock Options.  The exercise price for options awarded is no less than 100% of the fair market value of the common stock on the day of grant.  The options generally vest either immediately on the date of grant or 1 to 3 years from the date of grant.  On December 30, 2009, the Board of Directors approved an amendment to increase the number of shares available for award under the plan from 400,000 to 800,000, and this amendment was approved by the Company’s shareholders at its Annual Meeting on April 28, 2010. In March of 2012, the Board of Directors approved an amendment to increase the number of shares available for award under the plan to 1,550,000.  This amendment was approved by shareholders at the Annual Meeting of Shareholders on May 9, 2012. In March 2014, the Board of Directors of the Company approved an amendment to increase the number of shares available for award under the plan by 2.0 million shares, to 3,550,000.  This amendment will be proposed to shareholders for vote at the Annual Meeting of Shareholders to be held on May 28, 2014. For 2013, compensation costs relating to the issuance of stock options and warrants amounted to $584,671 and the expense associated with repricing options and warrants amounted to $110,579. For 2012, compensation costs relating to the issuance of stock options and restricted stock amounted to $543,267 and the expense associated with repricing of options and warrants amounted to $38,673.

On January 22, 2013 the Board of Directors of the Company approved the repricing of 25,000 outstanding compensatory options to purchase common stock of the Company held by a consultant of the Company, Michael Hughes, an attorney who has provided and continues to provide legal services to the Company as outside counsel and is now the Company’s Director of Strategy and Legal Affairs, previously granted under the Amended and Restated 2008 Equity Incentive Plan. As a result, the exercise price of the options was lowered to $1.20 per share, an amount equal to the last trade of the Common Stock on the OTC Bulletin Board on January 22, 2013. There was no change in the number of shares subject to each option, vesting or other terms of the options. For the three months ended March 31, 2013, the Company recorded expenses totaling $13,575 associated with the repricing.

On July 31, 2013, the Compensation Committee of the Board of Directors of Arista Power approved the repricing of all outstanding stock options to purchase common stock of the Company held by officers, other employees, current and former non-employee directors, employees and certain independent contractors with exercise prices in excess of $0.75 per share.  As a result, the exercise price of the options was lowered to $0.75 per share. There was no change in the number of shares subject to each option, vesting or other terms of the options. The Compensation Committee of the Board of Directors effectuated the repricing to realign the value of the options with their intended purpose, which is to retain and motivate the holders of the options to continue to work in the best interests of Arista Power. Prior to the repricing, many of the options had exercise prices well above the recent market prices of the Company's common stock on the OTCQB. As a result of the repricing, the Company recorded an expense of $34,381.

On November 8, 2012, the Board of Directors of the Company approved the repricing of 85,000 outstanding compensatory options to purchase common stock of the Company held by executive officers of the Company previously granted under the Amended and Restated 2008 Equity Incentive Plan.   As a result, the exercise price of the options was lowered to $1.67 per share, an amount equal to the last trade of the common stock on the OTCQB on November 8, 2012. There was no change in the number of shares subject to each option, vesting or other terms of the options.  The Company repriced 75,000 and 10,000 Options held by William A. Schmitz, the Company’s Chief Executive Officer and President, and Molly Hedges, the Company’s Chief Financial Officer and Vice President of Finance, respectively.

The Company has valued the options at their date of grant utilizing the Black-Scholes Option Pricing Model.  Expected volatility is based upon a weighted average historical volatility of the Company’s common stock, and that of peer companies operating in a similar industry.   The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options.  The expected life of options was based on its term.  The Company determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future.  The following weighted-average assumptions were utilized in the fair value calculations for options granted:

Year ended
	December 31, 2013	December 31, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	105-108%	109-112%
Risk-free interest rate	2.68-3.58%	2.32-2.70%
Expected life of options	.03-9.71 Years	1.5-9.5 Years

The following table summarizes the status of the Company’s aggregate stock options granted:

	Number of Shares Remaining Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2013	516,400	$3.25
Options granted during 2013	1,735,208	$.45
Options expired/cancelled during 2013	865,500	$.41

Outstanding at December 31, 2013	1,386,108	$.61	7.1	$0
Exercisable at December 31, 2013	612,308	$.87	5.3	$0

The weighted average fair value of options granted during twelve months ended December 31, 2012 was approximately $.45 ($2.05 for the twelve months ended December 31, 2012.)  During the twelve months ended December 31, 2012, 1,735,208 options were granted, 865,500 options expired or were cancelled, and no options were exercised. During the twelve months ended December 31, 2012, 178,000 options were granted, 26,000 expired or were cancelled, and no options were exercised. Of the 1,655,000 options granted in 2013, 520,508 were granted under the 2008 Equity Incentive Plan.

On December 13, 2010, the Board of Directors approved a plan whereby certain employees were issued restricted shares of common stock in lieu of future salary cash payments. The employees forfeited salary over a twelve week period to purchase the common shares, which were valued at fair market value as of the date of grant. The Compensation Committee of the Company’s Board of Directors have approved a change in the vesting date for restricted stock held by certain employees from April 1, 2011 to April 1, 2014. A total of 55,969 shares vested on April 1, 2011, 50,989 vested on August 20, 2013 and the remaining 118,379 shares are scheduled to vest on April 1, 2014.

The table below summarizes the status of the Company’s restricted stock awards:

Restricted Shares	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
Non-vested at December 31, 2012	169,368	$2.80
Vested – 2013	50,989	$2.80
Non-vested at December 31, 2013	118,379	$2.80